Performance Management - Roundhill China Magnificent Seven ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/magc.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/magc